UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:Hudson Canyon Investment
	Counselors LLC
Address: 151 Bodman Place
         Red Bank, NJ 07701



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Joseph A. Cajigal
Title:   Chief Executive Officer
Phone:   201-332-9800_
Signature, Place, and Date of Signing:

Joseph A. Cajigal Red Bank, NJ_   9-February-2012__


Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      76
Form 13F Information Table Value Total:        $76,155


List of Other Included Managers:
None

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABB LTD                        COM              000375204     1171      62170 SH       DEFINED               28725       0     33445
AT&T INC                       COM              00206R102      710      23488 SH       DEFINED               20238       0      3250
ABBOTT LABORATORIES            COM              002824100      213       3780 SH       DEFINED                3235       0       545
AGRIUM INC                     COM              008916108      536       7990 SH       DEFINED                1825       0      6165
AMERICAN CAPITAL LIMITED       COM              02503Y103      764     113545 SH       DEFINED               44920       0     68625
AMERICAN EXPRESS CO            COM              025816109      999      21173 SH       DEFINED                9280       0     11893
APPLE INC                      COM              037833100     3169       7824 SH       DEFINED                3047       0      4777
BAKER HUGHES INC.              COM              057224107      909      18690 SH       DEFINED                7955       0     10735
BAXTER INTERNATIONAL INC       COM              071813109     1058      21383 SH       DEFINED                9000       0     12383
BOEING COMPANY                 COM              097023105     1385      18880 SH       DEFINED                8437       0     10443
CBS CORP.                      COM              124857202     1013      37335 SH       DEFINED               14985       0     22350
CMS ENERGY CORP.               COM              125896100      962      43575 SH       DEFINED               16800       0     26775
CANADIAN NATIONAL RAILWAY      COM              136375102      625       7960 SH       DEFINED                6660       0      1300
CARNIVAL CORP                  COM              143658300      844      25862 SH       DEFINED               10525       0     15337
CATERPILLAR INC DEL            COM              149123101     1079      11907 SH       DEFINED                5000       0      6907
CELGENE CORP.                  COM              151020104     1221      18056 SH       DEFINED                7750       0     10306
CHEVRON CORP                   COM              166764100      542       5095 SH       DEFINED                3580       0      1515
CHICAGO BRIDGE & IRON          COM              167250109      280       7400 SH       DEFINED                7400       0      7400
CISCO SYS INC                  COM              17275R102      946      52330 SH       DEFINED               22800       0     29530
COCA-COLA COMPANY              COM              191216100     1216      17378 SH       DEFINED                7715       0      9663
COMP. VALE DO RIO DOCEA ADR    COM              204412209      483      22500 SH       DEFINED               22500       0     22500
COSTCO WHSL CORP               COM              22160K105      812       9740 SH       DEFINED                3775       0      5965
CUMMINS INC                    COM              231021106      202       2300 SH       DEFINED                1780       0       520
DEVON ENERGY                   COM              25179M103      941      15179 SH       DEFINED                5907       0      9272
DIAGEO PLC                     COM              25243Q205     1307      14953 SH       DEFINED                6100       0      8853
DISNEY WALT CO                 COM              254687106     1164      31032 SH       DEFINED               13252       0     17780
DOMINION RESOURCES INC (NEW)   COM              25746U109      458       8620 SH       DEFINED                8275       0       345
DU PONT E I DE NEMOURS & CO    COM              263534109     1186      25900 SH       DEFINED               12708       0     13192
EATON CORP                     COM              278058102     1466      33678 SH       DEFINED               11245       0     22433
EBAY INC                       COM              278642103     1086      35822 SH       DEFINED               14800       0     21022
EMERSON ELECTRIC COMPANY       COM              291011104     1044      22400 SH       DEFINED                9682       0     12718
ENERGY TRANSFER PARTNERS       COM              29273R109      284       6195 SH       DEFINED                5120       0      1075
FMC CORP                       COM              302491303      680       7900 SH       DEFINED                7900       0      7900
FLUOR CORP.                    COM              343412102      971      19320 SH       DEFINED                8300       0     11020
FRANKLIN RESOURCES INC         COM              354613101      941       9796 SH       DEFINED                4158       0      5638
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857      886      24085 SH       DEFINED               10378       0     13707
GENERAL ELEC CO                COM              369604103     1121      62584 SH       DEFINED               26200       0     36384
GLAXOSMITHKLINE PLC ADRS       COM              37733W105     1058      23186 SH       DEFINED               10210       0     12976
GOOGLE INC CLASS A             COM              38259P508     1447       2240 SH       DEFINED                 946       0      1294
HARLEY DAVIDSON INC            COM              412822108     1349      34717 SH       DEFINED               14875       0     19842
HESS CORP                      COM              42809H107     1106      19480 SH       DEFINED                8700       0     10780
HOME DEPOT INC                 COM              437076102     1381      32841 SH       DEFINED               14035       0     18806
HONEYWELL                      COM              438516106     1700      31284 SH       DEFINED                8650       0     22634
INTEL CORP                     COM              458140100     1412      58210 SH       DEFINED               24465       0     33745
INTERNATIONAL BUSINESS MACHS   COM              459200101      528       2869 SH       DEFINED                2215       0       654
JPMORGAN CHASE & CO            COM              46625H100     1387      41713 SH       DEFINED               18916       0     22797
JOHNSON & JOHNSON              COM              478160104     1370      20895 SH       DEFINED               11193       0      9702
LAS VEGAS SANDS CORP.          COM              517834107      427      10000 SH       DEFINED               10000       0     10000
MACY'S INC                     COM              55616P104      238       7410 SH       DEFINED                5935       0      1475
MCDONALDS CORP                 COM              580135101     1606      16009 SH       DEFINED                7605       0      8404
MEDTRONIC INC                  COM              585055106     1347      35220 SH       DEFINED               16363       0     18857
METLIFE INC                    COM              59156R108      999      32037 SH       DEFINED               14575       0     17462
MICROSOFT CORP                 COM              594918104     1053      40545 SH       DEFINED               18000       0     22545
NCR CORPORATION                COM              62886E108      843      51245 SH       DEFINED               21425       0     29820
NIKE INC CL B                  COM              654106103     1384      14360 SH       DEFINED                5950       0      8410
NUCOR CORP.                    COM              670346105     1088      27499 SH       DEFINED               11374       0     16125
OCCIDENTAL PETROLEUM           COM              674599105     1239      13223 SH       DEFINED                5650       0      7573
PNC FINANCIAL SERVICES GROUP   COM              693475105     1151      19950 SH       DEFINED                8250       0     11700
PETROLEO BRASIL                COM              71654V408     1004      40395 SH       DEFINED               16650       0     23745
PHILIP MORRIS INTL INC         COM              718172109     1677      21367 SH       DEFINED               11442       0      9925
PROCTER & GAMBLE CO            COM              742718109     1267      18997 SH       DEFINED                9290       0      9707
PUBLIC STORAGE                 COM              74460D109      997       7417 SH       DEFINED                3375       0      4042
QUALCOMM INC                   COM              747525103     1283      23448 SH       DEFINED               10875       0     12573
SPDR S&P 500 ETF TRUST         FUND             78462F103      481       3835 SH       DEFINED                2095       0      1740
SAP AG                         COM              803054204     1092      20620 SH       DEFINED                9225       0     11395
SCHLUMBERGER LIMITED           COM              806857108     1035      15145 SH       DEFINED                6482       0      8663
SIMON PPTY GROUP INC           COM              828806109     1001       7767 SH       DEFINED                3575       0      4192
SOUTHERN COMPANY               COM              842587107     1200      25925 SH       DEFINED               11600       0     14325
STATE STREET CORP              COM              857477103     1252      31055 SH       DEFINED               13320       0     17735
UNILEVER                       COM              904784709      670      19500 SH       DEFINED               11100       0      8400
VISA INC                       COM              92826C839     1040      10243 SH       DEFINED                4313       0      5930
VODAFONE GROUP PLC-AP ADR      COM              92857W209     1045      37275 SH       DEFINED               15860       0     21415
WELLPOINT INC                  COM              94973V107     1049      15838 SH       DEFINED                6250       0      9588
WEYERHAEUSER                   COM              962166104     1033      55305 SH       DEFINED               23850       0     31455